NOTE 5 - INVENTORIES (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Write-down	$ 329,154	$ 0	$ 0